Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income	Adjusted Free Cash Flow (5)
							(in millions)
2025	$7,878,612	$(4,392,669)	$3,152,219	$125,782	$328.58	$249.26	$648	$481
2024	$12,240,662	$11,928,971	$3,516,638	$3,473,519	$663.43	$244.11	$770	$306
2023	$11,060,630	$12,463,744	$2,891,619	$3,247,712	$650.33	$254.80	$818	$285
2022	$6,733,036	$11,113,208	$2,083,619	$3,751,637	$575.24	$252.51	$1,112	$804
2021	$4,295,321	$14,520,242	$1,639,759	$5,005,015	$482.24	$165.60	$36	$483

Company Selected Measure Name	Adjusted Free Cash Flow (5)
Named Executive Officers, Footnote	The remaining NEOs (“Non-PEO NEOs”) for each year presented above consisted of the following:
•2025 and 2024: A. Wade Pursell, Elizabeth A. McDonald, James B. Lebeck, Kenneth J. Knott
•2023: A. Wade Pursell, James B. Lebeck, Kenneth J. Knott, Mary Ellen Lutey
•2022 and 2021: A. Wade Pursell, David W. Copeland, Mary Ellen Lutey, Lehman E. Newton, III

Adjustment To PEO Compensation, Footnote
The following table sets forth the adjustments made during 2025 in the Pay Versus Performance table to arrive at compensation actually paid to our PEO and non-PEO NEOs:

Adjustments to Determine Compensation Actually Paid
	2025
	PEO (Herbert S. Vogel)	Average for Non-PEO NEOs
Total Compensation as reported in SCT	$7,878,612	$3,152,219
Deduction of “Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in SCT	(342,029)	(96,728)
Service cost for pension plans	143,513	35,891
Deduction of “Stock Awards” reported in SCT	(5,500,001)	(1,824,993)
Fair value of awards granted during year, which remain unvested as of year-end	3,232,881	1,112,368
Year-over-year change in fair value of awards granted in prior years that were outstanding and unvested as of year-end	(7,700,131)	(1,864,073)
Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	(2,105,514)	(388,902)
Compensation Actually Paid	$(4,392,669)	$125,782
Unvested equity awards presented in the table above are computed in accordance with FASB ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 3,152,219	$ 3,516,638	$ 2,891,619	$ 2,083,619	$ 1,639,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 125,782	3,473,519	3,247,712	3,751,637	5,005,015
Adjustment to Non-PEO NEO Compensation Footnote
The following table sets forth the adjustments made during 2025 in the Pay Versus Performance table to arrive at compensation actually paid to our PEO and non-PEO NEOs:

Adjustments to Determine Compensation Actually Paid
	2025
	PEO (Herbert S. Vogel)	Average for Non-PEO NEOs
Total Compensation as reported in SCT	$7,878,612	$3,152,219
Deduction of “Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in SCT	(342,029)	(96,728)
Service cost for pension plans	143,513	35,891
Deduction of “Stock Awards” reported in SCT	(5,500,001)	(1,824,993)
Fair value of awards granted during year, which remain unvested as of year-end	3,232,881	1,112,368
Year-over-year change in fair value of awards granted in prior years that were outstanding and unvested as of year-end	(7,700,131)	(1,864,073)
Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	(2,105,514)	(388,902)
Compensation Actually Paid	$(4,392,669)	$125,782
Unvested equity awards presented in the table above are computed in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is an unranked list of the most important performance measures that link compensation actually paid to our PEO and non-PEO NEOs to Company performance. See the CD&A section above for additional discussion of why we think these measures are important.

Performance Measure	Description
Adjusted Free Cash Flow	Net cash provided by (used in) operating activities less capital expenditures, less budgeted stockholder returns actually paid in the period.
Absolute TSR	Measurement of the compounded annual growth rate of the Company’s TSR.
Relative TSR	Measurement of the compounded annual growth rate of the Company’s TSR compared to that of the applicable peer group.
Adjusted EBITDAX
Adjusted EBITDAX represents net income (loss) before interest expense, interest income, income taxes, depletion, depreciation, amortization expense, exploration expense, property abandonment and impairment expense, non-cash stock-based compensation expense, derivative gains and losses net of settlements, gains and losses on divestitures, gains and losses on extinguishment of debt, and certain other items.

Total Shareholder Return Amount	$ 328.58	663.43	650.33	575.24	482.24
Peer Group Total Shareholder Return Amount	249.26	244.11	254.80	252.51	165.60
Net Income (Loss)	$ 648,000,000	$ 770,000,000	$ 818,000,000	$ 1,112,000,000	$ 36,000,000
Company Selected Measure Amount	481,000,000	306,000,000	285,000,000	804,000,000	483,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-GAAP Measure Description
(5)    We deemed adjusted free cash flow to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs for all years presented. See “Performance Measure” table below for additional detail.

Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDAX
Herbert S Vogel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,878,612	$ 12,240,662	$ 11,060,630	$ 6,733,036	$ 4,295,321
PEO Actually Paid Compensation Amount	(4,392,669)	$ 11,928,971	$ 12,463,744	$ 11,113,208	$ 14,520,242
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(342,029)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,513
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,500,001)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,232,881
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,700,131)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,105,514)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,728)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,891
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,824,993)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,112,368
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,864,073)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (388,902)